Legal Proceedings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Legal Proceedings [Abstract]
Settlement amount	$ 8,000
Recognized loss from an underpayment of fees to a vendor	$ 3,000	$ 5,000